DOCUMENT AND ENTITY INFORMATION	6 Months Ended
Jun. 30, 2019
Document and Entity Information [Abstract]
Entity Registrant Name	SFL Corporation Ltd
Entity Central Index Key	0001289877
Current Fiscal Year End Date	--12-31
Document Type	6-K
Document Period End Date	Jun. 30, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q2
Amendment Flag	false